Condensed Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2020 $ / shares shares
Subject to possible redemption, shares	20,000,000
Subject to possible redemption per share (in Dollars per share) | $ / shares	$ 10.00
Preferred stock par value (in Dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Common Stock
Subject to possible redemption, shares	20,000,000
Subject to possible redemption per share (in Dollars per share) | $ / shares	$ 10.00
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	380,000,000
Common Stock, shares issued	20,000,000
Common stock, shares outstanding	20,000,000
Class B Common Stock
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common Stock, shares issued	5,000,000
Common stock, shares outstanding	5,000,000